Revenue Recognition (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2021	Apr. 30, 2020
Revenue Recognition
Revenues, Net of Interest Expense	$ 1,199,822	$ 731,164	$ 1,825,009	$ 2,493,486	$ 4,721,003	$ 1,753,558
Deferred Revenue	$ 670		$ 670		$ 622	$ 656